Significant Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Significant Transactions [Abstract]
Schedule of estimated acquisition date fair value of consideration
Preliminary Fair Value
Shares issued	$11,060
Cash	4,982
Contingent consideration	6,300
Total preliminary fair value of consideration transferred	$22,342

Schedule of preliminary fair values of assets acquired and liabilities
Preliminary Fair Value
Cash	$527
Accounts receivable	486
Prepaid expenses and other current asset	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	12,543
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	$22,342

	December 31,	December 31,
	2021	2020
Noncurrent deferred tax assets:
Employee compensation	$820,410	$679,106
Debt issuance costs	138,778	343,612
Revenue recognition	105,735	—
Settlement accrual	146,604	182,896
Fixed assets	242,006	831,196
Federal and state net operating loss	10,673,908	6,337,897
Foreign net operating loss	4,904,857	2,586,671
Other	225,340	27,410
Total deferred tax assets	$17,257,638	$10,988,788

Noncurrent deferred tax liabilities:
Fixed assets	—	—
Intangibles	(6,051,459)	(2,717,717)
Deferred tax liabilities	$(6,051,459)	$(2,717,717)
Valuation allowance	(11,881,470)	(8,271,071)
Deferred taxes after valuation allowance	$(675,291)	$—

Schedule of financial information combined results of operations
Three Months Ended March 31,
2021
Revenue	$7,407
Net loss	$(6,574)